Employee Benefits (Details)	6 Months Ended
	Jun. 30, 2022 CHF (SFr) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 CHF (SFr) shares	Jun. 30, 2021 $ / shares
Disclosure Of Employee Benefits Text Block Abstract
Stock options	SFr 180,808		SFr 159,487
Share based compensation expense			810,252
Future share grant contingent			SFr 360,112
Granted options (in Shares) | shares	27,861		6,862
Equity incentive plans (in Dollars per share) | $ / shares		$ 20.8		$ 70.2